Equity Incentive Plans - Summary of Assumptions under Employee Stock Purchase Plan (Details) - 2021 Employee Stock Purchase Plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	73.00%	72.00%
Expected volatility, Maximum	75.00%	74.00%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	6 months
Risk-free interest rate, Minimum	0.10%	0.10%
Risk-free interest rate, Maximum	4.65%	1.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		5 months 8 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		6 months